Net other operating expense	12 Months Ended
Dec. 31, 2020
Net other operating expense [Abstract]
Net other operating expense
39.	Net other operating expense

Other operating income and other operating expense for the years ended December 31, 2018, 2019 and 2020 are as follows:

	2018		2019	2020
Other operating income
Gain on disposal of assets:
Loans at amortized cost	~~W~~	40,624	18,298	21,348
Others:
Gain on hedged items		418,390	564,438	536,768
Reversal of allowance for guarantees and acceptances		2,834	19,329	2,709
Gain on other trust accounts		—	27	—
Reversal of other allowance		5,033	11,194	850
Others		131,345	97,777	164,999

		557,602	692,765	705,326

		598,226	711,063	726,674

Other operating expense
Loss on disposal of assets:
Loans at amortized cost		(14,271)	(27,291)	(18,675)
Others:
Loss on hedged items		(406,872)	(596,533)	(605,808)
Fund contribution		(283,331)	(311,336)	(367,993)
Provision for other debt allowances		(13,036)	(6,939)	(16,862)
Depreciation of operating lease assets		(56,570)	(98,288)	(163,006)
Others		(653,501)	(857,918)	(924,796)

		(1,413,310)	(1,871,014)	(2,078,465)

		(1,427,581)	(1,898,305)	(2,097,140)

Net other operating expenses	~~W~~	(829,355)	(1,187,242)	(1,370,466)